Acquisition of subsidiary (Tables)	12 Months Ended
Apr. 30, 2023
Acquisition of Subsidiary [Abstract]
Schedule of fair values of the assets acquired and liabilities assumed
Total purchase considerations	$2,500,000
Fair value of tangible assets acquired:
Accounts receivable	79,651
Due from related party	25,000
Property and equipment	448,932
Security deposit	161,945
Inventory	872,084
Deferred tax asset	10,545
Operating lease right-of-use assets	4,680,216
Intangible assets (trademark) acquired	194,000
Total identifiable assets acquired	6,472,373

Fair value of liabilities assumed:
Bank overdraft	(281,940)
Accounts payable	(865,769)
Contract liabilities	(10,369)
Income tax payable	(183,262)
Accrued liability and other payable	(85,789)
Tenant Security deposit	(32,200)
Operating lease liabilities	(4,680,967)
Deferred tax liability	(54,288)
Total liabilities assumed	(6,194,584)
Net identifiable assets acquired	277,789
Goodwill as a result of the acquisition	$2,222,211

Schedule of indicative of future consolidated results
For the Year Ended April 30, 2023
(Unaudited)
Revenue	$58,222,292
Operating costs and expenses	57,707,072
Income from operations	515,220
Other income	1,931,990
Income tax expense	(336,486)
Net income	$2,110,724
For the Year Ended April 30, 2022
(Unaudited)
Revenue	$55,822,617
Operating costs and expenses	56,843,320
Loss from operations	(1,020,703)
Other income	389,358
Income tax expense	(28,538)
Net loss	$(659,883)